Investments Composition of Fixed Maturities by Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Available for sale, cost
Less than one year	$ 1,829.3
One to five years	8,554.8
Five to ten years	2,860.5
Ten years or greater	102.6
Total	13,347.2	[1]
Available for sale, Fair value
Less than one year	1,857.6
One to five years	8,693.6
Five to ten years	2,812.1
Ten years or greater	109.0
Total	$ 13,472.3	[1]

[1]	Excludes $68.1 million related to our open interest rate swap positions.